Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure of Services Provided by Third Parties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Expenses By Nature [Abstract]
Sales commissions	S/ 62,268	S/ 66,303	S/ 56,837
Advisory and consulting fees	74,711	61,647	79,639
Leases	63,741	58,927	30,173
Credit card commissions	31,425	27,569	22,386
Service and repair	73,353	74,805	51,866
Custodial and cleaning services	50,897	38,121	26,141
Advertisement	27,199	24,019	22,344
Utilities	55,571	60,937	34,004
Hosting	18,107	14,925	11,887
Collection expenses	1,697	889	1,516
Travel and entertainment expenses	3,163	3,399	2,373
Others	44,226	40,196	36,277
Services provided by third parties Expenses	S/ 506,358	S/ 471,737	S/ 375,443